Fair Value Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
Digital assets carrying amount		$ 50,970
Written down value of digital assets		43,980
Impairment charge		6,987	$ 12,949
Impairment charges	$ 8,080		$ 11,850